Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Oct. 12, 2016